Share capital and reserves	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Share capital and reserves
23. Share capital and reserves
Share capital

	31 December 2022 £m	31 December 2021 £m
Authorized, issued and fully paid:
229,309,701 (31 December 2021: 228,886,439 ) ordinary shares of 0.2 pence each	0.5	0.5
The Company has one class of ordinary shares which carries no right to fixed income.
Other reserves
Merger reserve
Comprises the premium on shares issued as consideration for acquisitions where conditions for merger relief have been satisfied.
Own shares
Represents shares in the Company held by the Equiniti Share Plan Trustees Limited. These shares are held in order to satisfy the Free Shares and Matching Shares elements of the SIP, further details of which are set out in note 27.

	31 December 2022		31 December 2021
	Nominal value £’000	Number	Nominal value £’000	Number
Own shares	1	272,400	1	349,500
Translation reserve
Represents exchange differences on translation of overseas operations.

Hedging reserve
Comprises gains and losses recognized on cash flow hedges and the associated deferred tax assets.